RESULTS FOR THE YEAR	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
RESULTS FOR THE YEAR
RESULTS FOR THE YEAR

Basis of preparation	Results for the year	Operating assets and liabilities	Capital structure and financing items	Other disclosures

This section comprises notes related to the results for the year and hence provides information related to Novo Nordisk’s long-term financial target for growth in operating profit in local currencies. Operating profit increased by 1.1% in 2017 (decrease of 2.0% in 2016).
The article ‘2017 performance and 2018 outlook’ on p 6 includes Management’s review of the results for the year and the articles 'Performing while transforming: building a bolder and more competitive US business' and 'Opportunities and challenges: Novo Nordisk's international Operations' on pp 32-39 includes Management's perspective on the various markets, which is not part of the audited financial statements (unaudited).

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, namely Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans.
Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers on behalf of private payers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').  Specifically, Management views the rising healthcare cost trend and highly competitive environment as the primary drivers of payer pressure to reduce overall drug costs.
This has resulted in greater focus on negotiating higher rebates from drug manufacturers. As new products enter the market, private payers are increasingly likely to adopt narrow formularies that exclude certain drugs, while securing higher rebates from the preferred brand(s).

From Management's perspective, in 2017 payers have continued to leverage their size and influence to negotiate higher rebates.  Moreover, intense competition in the diabetes space limits the impact of price increases, as much of it is given back to payers in the form of higher rebates and price protection, leading to continued downward pressure on prices.

NET SALES AND REBATES

Accounting policies
Revenue is recognised when Novo Nordisk has transferred the significant risks and rewards from products sold to the buyer, the Group no longer has managerial involvement, and the amount of revenue can be measured reliably.

Sales are measured at the fair value of the consideration received or receivable. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales. Where contracts contain customer acceptance provisions, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

Revenue recognition for new product launches is based on specific facts and circumstances relating to those products, including estimated demand and acceptance rates for well-established products with similar market characteristics. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired.

Key accounting estimate of sales deductions and provisions for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled obligations require use of judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer.

The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.

2.1 NET SALES AND REBATES (CONTINUED)

GROSS-TO-NET SALES RECONCILIATION

DKK million	2017	2016	2015
Gross sales	216,174	198,924	182,779

US Managed Care and Medicare	(53,077)	(40,874)	(33,235)
US wholesaler charge-backs	(28,324)	(25,416)	(22,030)
US Medicaid rebates	(12,491)	(10,862)	(9,838)
Other US discounts and sales returns	(5,771)	(5,147)	(4,685)
Non-US rebates, discounts and sales returns	(4,815)	(4,845)	(5,064)

Total gross-to-net sales adjustments	(104,478)	(87,144)	(74,852)
Net sales	111,696	111,780	107,927

Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 64% of gross sales in the US (59% in 2016 and 56% in 2015). Novo Nordisk sales are impacted by exchange rate changes. For development in key currencies refer to note 4.2 on p 83.

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market shares relative to competitors. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. A wholesaler charge-back represents the difference between the invoice price to the wholesaler and the indirect customer’s contract price. Accruals are calculated for estimated charge-backs using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days of the liability being incurred.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been calculated using a combination of historical experience, product and population growth, price increases, and the impact of contracting strategies. Further, the calculation involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Although provisions are made for Medicaid rebates at the time sales are recorded, the actual rebates related to the specific sale will typically be invoiced to Novo Nordisk 6-9 months later. Due to the time lag, the rebate adjustments to sales in any particular period may incorporate adjustments of provisions from prior periods.

Other US discounts and sales returns
Other discounts are provided to wholesalers, hospitals, pharmacies etc. They are usually linked to sales volume or provided as cash discounts. Accruals are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns are related to damaged or expired products.

Arrangements with certain healthcare providers may require Novo Nordisk to make refunds to the healthcare providers if anticipated treatment outcomes do not meet predefined targets.

PROVISIONS FOR SALES REBATES

DKK million	2017	2016	2015

At the beginning of the year	19,971	16,508	11,002
Additional provisions, including increases to existing provisions	63,772	56,954	45,190
Amount used during the year	(61,017)	(53,217)	(40,958)
Adjustments, including unused amounts reversed during the year	(117)	(822)	—
Effect of exchange rate adjustment	(2,393)	548	1,274

At the end of the year	20,216	19,971	16,508

Unsettled rebates are recognised as Provisions when the timing or amount is uncertain (note 3.6). Where absolute amounts are known, the rebates are recognised as Other liabilities. Wholesaler charge-backs are netted against trade receivable balances. Hence, provisions for sales rebates include US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in Canada.
SEGMENT INFORMATION

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors.

We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in that forum.

Business segments
Novo Nordisk operates in two business segments based on therapies: Diabetes care and obesity and Biopharmaceuticals.

The Diabetes care and obesity business segment includes research, development, manufacturing and marketing of products within the areas of insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other chronic diseases.

The Biopharmaceuticals business segment includes research, development, manufacturing and marketing of products within the areas of haemophilia, growth disorders and hormone replacement therapy.
Segment performance is evaluated on the basis of operating profit consistent with the Consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments. Further, non-recurring income from the partial divestment of NNIT A/S in 2015 was not allocated to segments.

There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a minor number of corporate overhead costs are allocated systematically between the segments. Other operating income has been allocated to the two segments based on the same principle. Segment assets comprise the assets that are applied directly to the activities of the segment, including intangible assets, property, plant and equipment, inventories, trade receivables, and other receivables and prepayments.

No operating segments have been aggregated to form the reported business segments.

BUSINESS SEGMENTS

DKK million	2017	2016	2015	2017	2016	2015	2017	2016	2015
Segment sales	Diabetes care and obesity			Biopharmaceuticals			Total

New-generation insulin	8,647	4,459	1,438
- of which Tresiba®	7,327	4,056	1,278
Total modern insulin	44,400	47,510	50,164
NovoRapid® / NovoLog®	20,025	19,945	20,720
NovoMix® / NovoLog® Mix	10,257	10,482	11,144
Levemir®	14,118	17,083	18,300
Human insulin	10,072	11,090	11,231
Total insulin	63,119	63,059	62,833
Victoza®	23,173	20,046	18,027
Other diabetes care	4,023	4,267	4,270
Total diabetes care	90,315	87,372	85,130
Obesity (Saxenda®)	2,562	1,577	460

Diabetes care and obesity total sales	92,877	88,949	85,590

Haemophilia				10,469	10,472	10,647
- of which NovoSeven®				9,206	9,492	10,064
- of which NovoEight®				1,103	851	477
Growth disorders				6,655	8,770	7,820
Other biopharmaceuticals				1,695	3,589	3,870

Biopharmaceuticals total sales				18,819	22,831	22,337
Segment key figures

Total net sales	92,877	88,949	85,590	18,819	22,831	22,337	111,696	111,780	107,927
Cost of goods sold	15,014	14,337	13,725	2,618	2,846	2,463	17,632	17,183	16,188

Sales and distribution costs	25,475	24,387	24,926	2,865	3,990	3,386	28,340	28,377	28,312
Research and development costs	11,358	11,481	10,475	2,656	3,082	3,133	14,014	14,563	13,608
Administrative costs	3,143	3,128	3,051	641	834	806	3,784	3,962	3,857
Other operating income, net	466	486	488	575	251	618	1,041	737	1,106
Income from partial divestment of NNIT A/S (not allocated to segments)	—	—	—	—	—	—	—	—	2,376
Operating profit	38,353	36,102	33,901	10,614	12,330	13,167	48,967	48,432	49,444
Operating margin	41.3%	40.6%	39.6%	56.4%	54.0%	58.9%	43.8%	43.3%	45.8%

Depreciation, amortisation and impairment losses expensed	2,536	2,674	2,514	646	519	445	3,182	3,193	2,959
Additions to Intangible assets and Property, plant and equipment	7,565	6,144	4,991	2,226	2,123	1,415	9,791	8,267	6,406

Assets allocated to business segments	61,542	55,081	46,444	14,994	14,798	11,759	76,536	69,879	58,203
Non-allocated assets[1]							25,819	27,660	33,596
Total assets							102,355	97,539	91,799

1.
The part of total assets that remains unallocated to either of the two business segments includes Investment in associated company, Deferred income tax assets, Other financial assets, Tax receivables, Marketable securities, Derivative financial instruments and Cash at bank.

2.2 SEGMENT INFORMATION (CONTINUED)

GEOGRAPHICAL AREAS
Novo Nordisk operates in two main commercial units:

North America Operations (US and Canada)
International Operations
Region Europe: the EU, EFTA, Albania, Bosnia-Hercegovina, Macedonia, Serbia, Montenegro and Kosovo
Region AAMEO (Africa, Asia, Middle East & Oceania)
Region China: China, Hong Kong and Taiwan
Region Japan & Korea: Japan and South Korea
Region Latin America: countries in South America, Central America and Mexico

As of 1 January 2017, the geographical regions were changed to align with management structure as listed above. Comparative figures have been updated to reflect the new regional structure. Please refer to note 5.5 for an overview of subsidiaries.

Sales are attributed to geographical regions according to the location of the customer. Allocation of property, plant and equipment, trade receivables, allowance for trade receivables and total assets is based on the location of the assets.

The country of domicile is Denmark, which is part of Region Europe. Denmark is immaterial to Novo Nordisk’s activities in terms of geographical size and the operational business segments. 99.6% of total sales are realised outside Denmark.

Sales to external customers attributed to the US are collectively the most material to the Group. The US is the only country where sales contribute more than 10% of total sales.

In 2017, Novo Nordisk had three major wholesalers distributing products, representing 21%, 13% and 12% respectively of total net sales (21%, 13% and 12% in 2016 and 21%, 12% and 11% in 2015). Sales to these three wholesalers are within both Diabetes care and obesity and Biopharmaceuticals.

Net sales will be impacted by exchange rate fluctuations. Conversely, Financial income and Financial expenses will be impacted by the corresponding results of hedging activities. Please refer to notes 4.2, 4.3 and 4.8 for more details on hedging.

For patent expiry in key markets by product, please refer to note 2.4 of the Consolidated social statement.

GEOGRAPHICAL AREAS

	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

DKK million	North America Operations						International Operations
	Total			Of which US			Total			Region Europe

Sales by business segment:
New-generation insulin	5,152	2,246	33	5,132	2,246	33	3,495	2,213	1,405	1,643	886	545
- of which Tresiba®	4,982	2,246	33	4,970	2,246	33	2,345	1,810	1,237	966	665	441
Total modern insulin	22,364	26,043	28,708	21,651	25,337	27,945	22,036	21,467	21,456	8,496	8,728	9,349
NovoRapid® / NovoLog®	10,960	11,427	12,576	10,574	11,058	12,184	9,065	8,518	8,144	4,275	4,200	4,239
NovoMix® / NovoLog® Mix	1,790	2,080	2,837	1,743	2,032	2,779	8,467	8,402	8,307	1,852	2,025	2,181
Levemir®	9,614	12,536	13,295	9,334	12,247	12,982	4,504	4,547	5,005	2,369	2,503	2,929
Human insulin	1,937	2,011	2,094	1,766	1,827	1,884	8,135	9,079	9,137	1,770	2,103	2,014
Total insulin	29,453	30,300	30,835	28,549	29,410	29,862	33,666	32,759	31,998	11,909	11,717	11,908
Victoza®	17,465	14,624	13,014	16,929	14,146	12,570	5,708	5,422	5,013	3,451	3,391	3,394
Other diabetes care	943	930	950	782	776	785	3,080	3,337	3,320	605	649	679
Total diabetes care	47,861	45,854	44,799	46,260	44,332	43,217	42,454	41,518	40,331	15,965	15,757	15,981
Obesity (Saxenda®)	1,993	1,446	459	1,828	1,366	452	569	131	1	102	28	1

Diabetes care and obesity total	49,854	47,300	45,258	48,088	45,698	43,669	43,023	41,649	40,332	16,067	15,785	15,982

Haemophilia	5,023	4,934	5,208	4,852	4,710	5,086	5,446	5,538	5,439	2,828	2,520	2,405
- of which NovoSeven®	4,609	4,589	5,021	4,451	4,378	4,914	4,597	4,903	5,043	2,245	2,082	2,137
- of which NovoEight®	315	254	110	315	254	110	788	597	367	551	416	249
Growth disorders	2,550	4,498	3,625	2,543	4,495	3,625	4,105	4,272	4,195	1,572	1,661	1,675
Other biopharmaceuticals	582	2,510	2,765	348	2,291	2,559	1,113	1,079	1,105	722	716	736

Biopharmaceuticals total	8,155	11,942	11,598	7,743	11,496	11,270	10,664	10,889	10,739	5,122	4,897	4,816
Total sales by business and geographical segment	58,009	59,242	56,856	55,831	57,194	54,939	53,687	52,538	51,071	21,189	20,682	20,798
Total sales growth as reported	(2.1%)	4.2%	31.8%	(2.4%)	4.1%	32.9%	2.2%	2.9%	11.8%	2.5%	(0.6%)	3.2%

Property, plant and equipment	7,318	4,599	3,049	7,298	4,599	3,047	27,929	25,580	22,496	24,665	22,040	19,097
Trade receivables, net	10,742	10,604	6,619	10,517	10,426	6,456	9,423	9,630	8,866	3,273	3,304	3,203
Allowance for doubtful trade receivables	(32)	(41)	(25)	(32)	(41)	(25)	(1,262)	(1,182)	(1,166)	(223)	(166)	(139)
Total assets	20,612	18,684	12,830	20,180	18,349	12,594	81,743	78,855	78,969	65,600	63,407	64,590

GEOGRAPHICAL AREAS (CONTINUED)

2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

International Operations (continued)
Region AAMEO			Region China			Region Japan & Korea			Region Latin America

451	279	162	2	—	—	992	769	495	407	279	203
261	181	122	2	—	—	739	711	491	377	253	183
5,725	5,284	5,099	5,500	4,969	4,312	1,518	1,787	1,713	797	699	983
2,261	1,995	1,825	1,253	1,059	866	941	998	888	335	266	326
2,503	2,291	2,297	3,555	3,363	3,036	444	619	632	113	104	161
961	998	977	692	547	410	133	170	193	349	329	496
2,201	2,494	2,431	3,096	3,361	3,537	232	302	324	836	819	831
8,377	8,057	7,692	8,598	8,330	7,849	2,742	2,858	2,532	2,040	1,797	2,017
858	715	584	309	255	213	590	623	470	500	438	352
475	505	613	1,566	1,697	1,594	376	434	354	58	52	80
9,710	9,277	8,889	10,473	10,282	9,656	3,708	3,915	3,356	2,598	2,287	2,449
190	46	—	—	—	—	—	—	—	277	57	—

9,900	9,323	8,889	10,473	10,282	9,656	3,708	3,915	3,356	2,875	2,344	2,449

1,163	1,101	1,319	216	158	195	681	737	643	558	1,022	877
1,097	1,082	1,310	215	158	195	497	559	524	543	1,022	877
52	11	—	1	—	—	169	170	118	15	—	—
676	906	818	15	15	15	1,579	1,469	1,339	263	221	348
279	250	246	5	3	5	104	104	97	3	6	21

2,118	2,257	2,383	236	176	215	2,364	2,310	2,079	824	1,249	1,246
12,018	11,580	11,272	10,709	10,458	9,871	6,072	6,225	5,435	3,699	3,593	3,695
3.8%	2.7%	15.1%	2.4%	5.9%	22.0%	(2.5%)	14.5%	10.8%	3.0%	(2.8%)	33.7%

566	525	353	1,884	2,095	2,291	146	161	153	668	759	602
3,468	3,164	2,620	1,541	1,773	1,541	279	305	466	862	1,084	1,036
(823)	(817)	(786)	—	—	—	(5)	(5)	(5)	(211)	(194)	(211)
5,876	4,937	4,160	5,927	5,697	5,603	1,304	1,248	1,338	3,036	3,566	3,278

RESEARCH AND DEVELOPMENT COSTS

Accounting policies
Novo Nordisk’s research and development is mainly focused on:

Insulins, GLP-1s and other therapeutic new anti-diabetic drugs for diabetes treatment
GLP-1s, combinations and new modes of action for weight management
Blood-clotting factors and new modes of action for haemophilia treatment
Human growth hormone for treatment of growth disorders
New modes of action including GLP-1 for treatment of NASH, cardiovascular- and chronic kidney disease

The research activities utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone.

In line with industry practice, Novo Nordisk expenses all internal research costs. Internal development costs are also expensed as incurred, due to regulatory and other uncertainties inherent in the development of new products. Hence, these do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or highly probable.

Research and development activities are carried out by Novo Nordisk’s research and development centres, mainly in Denmark, the US and China. Research and development trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. Further, the costs comprise amortisation, depreciation and impairment losses related to intangible assets and property, plant and equipment used in the research and development activities.

A very limited part of the research and development activities is recognised outside Research and development costs:

Up-front payments and milestone payments paid to partnerships prior to or upon regulatory approval are capitalised as intangible assets and amortised as Cost of goods sold over the useful life.
Royalty expenses paid to partnerships after regulatory approval are expensed as Cost of goods sold.
Royalty income received from partnerships is recognised as part of Other operating income, net.
Contractual research and development obligations to be paid in the future are disclosed separately as Commitments in note 5.2.

RESEARCH AND DEVELOPMENT COSTS BY BUSINESS SEGMENT (NOTE 2.2)

DKK million	2017	2016	2015

Diabetes care and obesity	11,358	11,481	10,475
Biopharmaceuticals	2,656	3,082	3,133

Total	14,014	14,563	13,608

RESEARCH AND DEVELOPMENT COSTS

DKK million	2017	2016	2015

Internal and external Research and development costs	7,430	7,494	7,352
Employee costs (note 2.4)	5,848	6,149	5,584
Amortisation and impairment losses, intangible assets (note 3.1)	211	427	247
Depreciation and impairment losses, property, plant and equipment (note 3.2)	525	493	425

Total Research and development costs	14,014	14,563	13,608
As percentage of sales	12.5%	13.0%	12.6%

For a review of the development in Research and development costs, refer to p 7 and p 10, ‘2017 performance and 2018 outlook’, which is not part of the audited financial statements.

Research costs comprise the very early stages of the drug development cycle from the initial drug discovery until the drug is ready for administration to humans. The activities initially focus on identifying a single drug candidate with a profile that will support a decision to initiate development activities. Before selection of the final drug candidate, it is tested in animals to gather efficacy, toxicity and pharmacokinetic information.

Development costs are incurred from the start of phase 1, when the drug is administered to humans for the first time; these are the projects captured in the pipeline overview on pp 22-23 (unaudited). The final product is developed, and subsequent clinical trials (phase 2 and 3) are conducted to further test the drug in humans, using the results from these trials to attempt to obtain marketing authorisation, permitting Novo Nordisk to market and sell the developed products.
EMPLOYEE COSTS

Accounting policies
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.

EMPLOYEE COSTS

DKK million	2017	2016	2015

Wages and salaries	23,869	24,651	23,289
Share-based payment costs (note 5.1)	292	368	442
Pensions – defined contribution plans	1,800	1,829	1,715
Pensions – defined benefit plans	165	145	154
Other social security contributions	1,910	1,853	1,783
Other employee costs	2,102	2,110	2,117

Total employee costs for the year	30,138	30,956	29,500
Employee costs capitalised as intangible assets and property, plant and equipment	(1,435)	(1,258)	(957)
Change in employee costs capitalised as inventories	(91)	(127)	(191)

Total employee costs in the Income statement	28,612	29,571	28,352

Included in the Income statement:
Cost of goods sold	7,854	7,841	7,239
Sales and distribution costs	11,994	12,447	12,231
Research and development costs	5,848	6,149	5,584
Administrative costs	2,505	2,721	2,658
Other operating income, net	411	413	640

Total employee costs in the Income statement	28,612	29,571	28,352

Average number of full-time employees	41,665	41,993	40,342
Year-end number of full-time employees	42,076	41,971	40,638

REMUNERATION TO EXECUTIVE MANAGEMENT AND BOARD OF DIRECTORS

DKK million	2017	2016	2015

Salary and cash bonus	74	77	89
Pension	18	20	22
Benefits[4]	6	10	7
Share-based incentive[5]	7	11	44
Severance payments[1,4]	0	66	73

Executive Management in total[1,2,3]	105	184	235
Fee to Board of Directors	16	14	12
Total	121	198	247

1.	Please refer to note 5.1 and ’Remuneration’, pp 50-53 (unaudited), for further information.

2.
President and CEO Lars Rebien Sørensen retired from Novo Nordisk on 31 December 2016. The 2016 remuneration for Lars Rebien Sørensen is included in the above table together with a severance payment of DKK 65.7 million. EVPs Jerzy Gruhn and Jesper Højland stepped down from Novo Nordisk´s Executive Management in 2016. The 2016 remuneration for Jerzy Gruhn and Jesper Høiland is included in the above table. EVP Kåre Schultz left Novo Nordisk on 30 April 2015. The 2015 remuneration for Kåre Schultz is included in the above table together with a severance payment of DKK 72.7 million.

3.	Total remuneration for registered members of Executive Management and the Board of Directors amounts to DKK 90 million (DKK 152 million in 2016 and DKK 120 million in 2015).

4.	Benefits are included in Other employee costs, and severance payments are included in Wages and salaries in the table above.

5.
Until 2017 the cost of the programme was expensed when shares was granted as the pool was fixed. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting as the number of shares will be reduced if a participant terminates employment with Novo Nordisk.

OTHER OPERATING INCOME, NET

Accounting policies
Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income is recognised on an accrual basis in accordance with the terms and substance of the relevant agreement. Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as Other operating income. Other operating income also includes income from sale of intellectual property rights.

Divested subsidiaries are recognised in the Consolidated income statement until control is lost. Net gain or loss on divestments is determined as the difference between the sales proceeds and the carrying amount of net assets.

In March 2015, Novo Nordisk A/S disposed of 74.5% of its 100% interest in NNIT A/S. In total, DKK 2,376 million of non-recurring income from the partial divestment after costs of DKK 150 million was recorded as Other operating income in 2015. A total consideration of DKK 2,303 million was received and recorded in the cash flow statement.
INCOME TAXES AND DEFERRED INCOME TAXES

INCOME TAXES

Accounting policies
The tax expense for the period comprises current and deferred tax as well as interest on tax cases ongoing or settled during the year. Further, it includes adjustments to previous years and changes in provision for uncertain tax positions. Tax is recognised in the Income statement, except to the extent that it relates to items recognised in Equity or Other comprehensive income.

Ongoing tax disputes, primarily related to transfer pricing cases, are included as part of Deferred tax assets, Tax receivables and Tax payables.

Management judgement regarding recognition of deferred income tax assets and provision for uncertain tax positions
Novo Nordisk is subject to income taxes around the world. Significant judgement and estimates are required in determining the worldwide accrual for income taxes, deferred income tax assets and liabilities, and provision for uncertain tax positions.

Novo Nordisk recognises deferred income tax assets if it is probable that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilised.

Management has considered future taxable income and used judgement in assessing whether deferred income tax assets should be recognised.

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management judgement is applied to assess the possible outcome of such disputes. The 'most probable outcome' method is applied when making provisions for uncertain tax positions, and Novo Nordisk considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigations and settlements with the relevant tax authorities.

US tax reform
The net deferred US tax asset has been reevaluated as a consequence of new US tax legislation, increasing the tax expense for 2017 by DKK 171 million.

INCOME TAXES EXPENSED

DKK million	2017	2016	2015

Current tax on profit for the year	10,562	8,981	9,648
Deferred tax on profit for the year	182	3,014	(1,130)

Tax on profit for the year	10,744	11,995	8,518
Adjustments recognised for current tax of prior years	(425)	(3,191)	3
Adjustments recognised for deferred tax of prior years	231	1,069	102

Income taxes in the Income statement	10,550	9,873	8,623

Current tax on Other comprehensive income for the year	(2)	(28)	—
Deferred tax on Other comprehensive income for the year	1,043	(296)	87

Tax on other comprehensive income for the year, (income)/expense	1,041	(324)	87

Adjustments recognised for prior years include adjustments caused by events that occurred in the current year related to current and deferred tax of prior years. Such adjustments predominantly arise from tax payments regarding tax disputes and reversal of the associated tax liability recognised in prior years.

DKK million	2017	2016	2015

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	23.5%
Deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate (net)	0.0%	0.2%	(2.9%)
Non-taxable income from the partial divestment of NNIT A/S	—	—	(1.3%)
Non-taxable income less non-tax-deductible expenses (net)	0.1%	0.1%	0.1%
Others, including adjustment of prior years	(0.4%)	(1.6%)	0.4%

Effective tax rate	21.7%	20.7%	19.8%

The impact of the deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate is mainly driven by Swiss and US business activities.

2.6 INCOME TAXES AND DEFERRED INCOME TAXES (CONTINUED)

INCOME TAXES PAID

DKK million	2017	2016	2015

Income taxes paid in Denmark for current year	6,798	5,506	5,926
Income taxes paid outside Denmark for current year	2,639	2,645	3,040
Income taxes paid/ repayments relating to prior years	(336)	(5,252)	408

Total income taxes paid	9,101	2,899	9,374

The income taxes paid relating to prior years include repayments and adjustments arising from tax disputes primarily regarding transfer pricing.

DEFERRED INCOME TAXES

Accounting policies
Deferred income taxes arise from temporary differences between the accounting and taxable values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year the assets are expected to be utilised. In general, the Danish tax rules related to company dividends provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of earnings is planned.

The potential withholding tax amounts to DKK 343 million for 2017 (DKK 330 million in 2016).

The value of future tax deductions in relation to share programmes is recognised as deferred tax until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the Income statement is charged to Equity.

DEVELOPMENT IN DEFERRED INCOME TAX ASSETS AND LIABILITIES

DKK million	Property, plant and equipment	Intangible assets	Inventories	Provisions and other liabilities	Other[2]	Offset within countries	Total

2017
Net deferred tax asset/(liability) at 1 January	(966)	(359)	1,176	2,005	814	—	2,670
Income/(charge) to the Income statement	61	(132)	(192)	(182)	32		(413)
Income/(charge) to Other comprehensive income	—	—	(151)	(26)	(866)		(1,043)
Income/(charge) to Equity[1]	—	—	—	—	17		17
Effect of exchange rate adjustment	37	(9)	—	(139)	(25)		(136)

Net deferred tax asset/(liability) at 31 December	(868)	(500)	833	1,658	(28)	—	1,095

Classified as follows:
Deferred tax asset at 31 December	237	57	2,194	1,748	318	(2,613)	1,941
Deferred tax liability at 31 December	(1,105)	(557)	(1,361)	(90)	(346)	2,613	(846)

1.
Deferred tax related to value adjustment of restricted stock units. In addition, DKK 1 million related to current tax has also been charged to Equity. The net charge to Equity is DKK 18 million.
2.
Other includes hedging and tax loss carry forwards, etc.

2016
Net deferred tax asset/(liability) at 1 January	(765)	(337)	3,593	2,559	1,750	—	6,800
Income/(charge) to the Income statement	(188)	(23)	(2,390)	(632)	(850)		(4,083)
Income/(charge) to Other comprehensive income	—	—	(27)	54	269		296
Income/(charge) to Equity[3]	—	—	—	—	(355)		(355)
Effect of exchange rate adjustment	(13)	1	—	24	—		12

Net deferred tax asset/(liability) at 31 December	(966)	(359)	1,176	2,005	814	—	2,670

Classified as follows:
Deferred tax asset at 31 December	183	96	2,400	2,081	930	(3,007)	2,683
Deferred tax liability at 31 December	(1,149)	(455)	(1,224)	(76)	(116)	3,007	(13)

3. Deferred tax related to value adjustment of restricted stock units. In addition, DKK 440 million related to current tax has also been charged to Equity. The net charge to Equity is DKK 85 million.

SPECIFICATION OF TAX LOSS CARRY-FORWARDS AT 31 DECEMBER

DKK million	2017	2016
Recognised deferred tax on tax loss carry forwards	24	39
Unrecognised tax base of tax loss carry-forwards	364	235
Classified as follows:
Expiry within one year	—	19
Expiry within two to five years	16	—
Expiry after more than five years	348	216

The total tax value of unrecognised tax loss carry forward amounts to DKK 93 million in 2017 (DKK 73 million in 2016).